Offerings	Aug. 07, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Novavax, Inc. Amended and Restated 2013 Employee Stock Purchase Plan - Common Stock, par value $0.01 per share
Amount Registered | shares	1,810,264
Proposed Maximum Offering Price per Unit	10.85
Maximum Aggregate Offering Price	$ 19,641,364.40
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,899.07
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement also covers such additional shares of the Registrant's Common Stock as may be issued to prevent dilution from stock splits, stock dividends and similar transactions. b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average of the high and low sale price of the Registrant's Common Stock, as reported by the Nasdaq Global Select Market on August 5, 2024, which were $11.55 and $10.15, respectively.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Novavax, Inc. Amended and Restated 2015 Stock Incentive Plan - Common Stock, par value $0.01 per share
Amount Registered | shares	6,500,000
Proposed Maximum Offering Price per Unit	10.85
Maximum Aggregate Offering Price	$ 70,525,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 10,409.49
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement also covers such additional shares of the Registrant's Common Stock as may be issued to prevent dilution from stock splits, stock dividends and similar transactions. b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average of the high and low sale price of the Registrant's Common Stock, as reported by the Nasdaq Global Select Market on August 5, 2024, which were $11.55 and $10.15, respectively.